Line of credit and debt (Tables)	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Debt Disclosure [Abstract]
Schedule of debt [Table Text Block]
	Crestmark term loan	Total Debt

Balance, February 28, 2022	$856,119	$856,119
Additions	-	-
Forgiveness of loan	-	-
Principal repayments	(42,541)	(42,541)
Translation	(3,155)	(3,155)

Balance, May 31, 2022	810,423	810,423
Less: current portion	(176,292)	(176,292)
Long-term portion	$634,131	$634,131

	South Dakota Development Corporation	State of South Dakota Governor’s Office of Economic Development	Other Notes payable	Covid- Related Loans	Crestmark term loan	Total Debt

Acquired on May 21, 2021	$509,543	$28,480	$1,549,289	$884,038	$-	$2,971,350
Additions	-	-		-	939,696	939,696
Forgiveness of loan	-	-		(918,361)	-	(918,316)
Principal repayments	(529,326)	(29,586)	(1,609,441)	-	(94,953)	(2,263,306)
Translation	19,783	1,106	60,152	34,323	11,376	126,740

Balance February 28, 2022	-	-	-	-	856,119	856,119
Less: current portion				-	(174,361)	(174,361)
Long-term portion	$-	$-	$-	$-	$681,758	$681,758